Bank loan (Details Narrative)	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2024 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Disclosure [Abstract]
Debt instrument term	5 years	5 years
Unsecured debt	$ 200,000					$ 100,000
Debt instrument maturity date	November 2029	January 2026
Interest rate	8.00%	2.50%
Bank loan carrying amount					$ 150,281	$ 191,729	$ 218,978
Interest expenses		$ 7,738	$ 221	$ 6,065